Earnings Per Common Share - Textual (Details) - USD ($) $ / shares in Units, $ in Millions				1 Months Ended						12 Months Ended
	Apr. 22, 2015	Jul. 17, 2014	Sep. 30, 2009	May 31, 2017	Jan. 17, 2017	Oct. 31, 2016	Jul. 31, 2016	Jul. 31, 2015	Jul. 31, 2013	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Apr. 23, 2015	Feb. 14, 2014
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Antidilutive shares excluded from computation of diluted weighted-average shares (shares)										100,000	100,000
Common stock repurchased										$ 65.6	$ 45.3	$ 43.1
Cash dividends declared per common share (in dollars per share)		$ 0.21				$ 0.24	$ 0.24	$ 0.23	$ 0.18	$ 0.94	$ 0.88	$ 0.78
Cash dividends paid per common share (dollars per share)						$ 0.24
Preferred stock conversion rate (shares for each share)													$ 33.9905
Common stock, par value (in dollars per share)										$ 0.01	$ 0.01		$ 0.01
Common stock issued (shares)			5,000,000
Common stock warrants issued			8,200,000							8,200,000
Exercise price of warrants (in dollars per share)			$ 41.40							$ 41.40
Subsequent Event [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Cash dividends paid per common share (dollars per share)					$ 0.24
Common stock issued and delivered (shares)				8,900,000
Common stock issued (shares)					700,000
Common stock warrants issued					0
Exercise price of warrants (in dollars per share)					$ 41.40
Proceeds from exercising stock warrants					$ 26.7
Common Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Common stock repurchase authorization											$ 200.0			$ 250.0
Common stock repurchased (shares)										1,700,000	1,300,000	1,300,000
Common stock repurchased										$ 65.6	$ 45.3	$ 43.1
Accrued common stock dividends										$ 22.2	$ 21.3
Common stock issued and delivered (shares)	3,271,415
Convertible Preferred Stock [Member]
Earnings Per Share, Diluted, by Common Class, Including Two Class Method [Line Items]
Convertible preferred stock par value (in dollars per share)	$ 0.10
Preferred stock liquidation preference (in dollars per share)	$ 1,000
Preferred stock outstanding (shares)													96,245